Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstarct]
Schedule of Investments

On December 31, 2024, and 2023, the Company held the following investments:

	December 31, 2024	December 31, 2023

Financial assets are at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	$-	$4,604
Corporate bonds – marketable investments	2,922	5,889
Total short-term investments	$2,922	$10,493

Long-term investments
Corporate bonds – marketable investments (*)	-	403
Investments in private equity (**)	490	490
Total long-term investments	490	893

Total investments	$3,412	$11,386

(*)	Classified as level 1 inputs in the fair value hierarchy.
(**)	Classified as level 3 inputs in the fair value hierarchy.